Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 128,879	$ 23,943
Short-term investments	0	30,000
Restricted deposits	11,474	1,454
Accounts receivable, net	31,017	25,257
Deferred contract costs	8,470	5,495
Prepaid expenses and other current assets	7,847	2,096
Total current assets	187,687	88,245
Property and equipment, net	6,356	6,090
Deferred contract costs, noncurrent	9,208	6,030
Intangible assets, net	11,617	0
Goodwill	11,318	2,868
Other non-current assets	813	401
Total assets	226,999	103,634
Current liabilities:
Borrowings under Credit Facility	0	26,853
Accounts payable	11,303	4,349
Payroll and benefit related liabilities	17,969	11,022
Deferred revenue	76,676	53,145
Total other payables and accrued expenses	28,199	12,987
Total current liabilities	134,147	108,356
Deferred revenue, non-current	2,074	743
Deferred rent	2,602	3,012
Other long-term liabilities	3,262	773
Total liabilities	142,085	112,884
Commitments and contingencies (Note 16)
Convertible Preferred Shares, NIS 0.01 par value 51,877,220 and 0 shares authorized as of December 31, 2020 and 2021, respectively; 50,657,042, and 0 shares issued and outstanding as of December 31, 2020, and 2021, respectively;	0	135,810
Shareholders' (deficit) equity
Ordinary Shares, NIS 0.01 par value 79,176,826 and 500,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 15,328,449 and 74,847,609 shares issued as of December 31, 2020, and 2021, respectively; 15,326,281 and 74,845,441 outstanding as of December 31, 2020 and 2021, respectively;	205	42
Additional paid-in capital	324,614	25,908
Accumulated other comprehensive income	160	76
Accumulated deficit	(240,065)	(171,086)
Total shareholders' (deficit) equity	84,914	(145,060)
Total liabilities, convertible preferred shares and shareholders' (deficit) equity	$ 226,999	$ 103,634